UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments | January 31, 2006 (unaudited)

Number of Shares			Value
		Long-Term Investments - 138.0%
		Convertible Preferred Stocks - 68.1%
		Aerospace and Defense - 1.1%
52,500		Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,825,525

		Aluminum, Steel and Other Metals - 2.8%
13,000		Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	17,639,375

		Automotive - 0.3%
55,792		Ford Motor Company Capital Trust II, 6.50%, 2032	1,793,713

		Banking and Finance - 8.4%
637,500		Marshall & Ilsley Corp., 6.50%, 2007	16,409,250
300,000		National Australia Bank, Equity Security Unit, 7.875% (Australia)	12,807,000
280,000		New York Community Capital Trust V, 6.00%, 2051	13,132,000
170,000		Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	9,265,000

			51,613,250

		Chemicals - 2.6%
320,000		Celanese Corp., Ser. A, 4.25%	9,376,000
150,000		Huntsman Corp., 5.00%, 2008	6,889,500

			16,265,500

		Communications Equipment - 4.7%
30,400		Lucent Technologies Capital Trust I, 7.75%, 2017	29,005,400

		Communications, Media and Entertainment - 0.4%
65,247		Emmis Communications Corp., Ser. A, 6.25%	2,675,127

		Financial Services - 9.8%
336,000		Citigroup Funding, Inc., Ser. GNW, 5.18%, 2008 (a)	10,614,240
25,000		Credit Suisse First Boston USA, Inc., 5.50%, 2008	1,137,500
300,000		E*Trade Financial Corp., 6.125%, 2008	9,363,000
100,000		Goldman Sachs Group, Inc., 6.75%, 2006	11,733,000
519,120		Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007 (b)	13,465,973
326,679		Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007	14,059,611

			60,373,324

		Health Care Products and Services - 1.8%
220,400		Baxter International, Inc., 7.00%, 2006	11,363,824

		Insurance - 17.6%
300,000		Chubb Corp., Ser. B, 7.00%, 2006	10,074,000
18,001		Fortis Insurance NV, 7.75%, 2008 (Netherlands) (c)	22,343,741
100,000		IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)	2,750,000
417,003		MetLife, Inc., Ser. B, 6.375%, 2008	11,467,583
125,884		Platinum Underwriters Holdings, Ltd., Ser. A, 6.00%, 2009 (Bermuda)	3,869,674
120,000		Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	7,404,000
141,300		The Hartford Financial Services Group, Inc., 6.00%, 2006	10,242,837
49,000		The Hartford Financial Services Group, Inc., 7.00%, 2006	3,603,460
367,000		The PMI Group, Inc., Ser. A, 5.875%, 2006	9,255,740
265,000		Travelers Property Casualty Corp., Ser. A, 4.50%, 2032	6,749,550
250,000		UnumProvident Corp., 8.25%, 2007	8,062,500
500,000		XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	12,830,000

			108,653,085

		Office Equipment - 0.7%
34,600		Xerox Corp., 6.25%, 2006	4,143,350

		Oil and Gas - 4.5%
106,507		Amerada Hess Corp., 7.00%, 2006	13,883,187
137,058		Chesapeake Energy Corp., 4.50%	13,979,916

			27,863,103

		Pharmaceuticals - 2.1%
250,000		Schering-Plough Corp., 6.00%, 2007	12,820,000

		Real Estate Investment Trusts - 2.3%
205,000		Simon Property Group, LP, 6.00%	14,093,750

		Retail - Specialty Stores - 1.9%
487,187		Albertson’s, Inc., 7.25%, 2007	11,960,441

		Transportation - 0.8%
4,668		Kansas City Southern, 5.125%	5,123,130

		Utilities - Gas and Electric - 5.4%
83,082		AES Trust VII, 6.00%, 2008	4,039,862
400,000		Entergy Corp., 7.625%, 2009	19,852,000
200,000		PNM Resources, Inc., 6.75%, 2008	9,476,000

			33,367,862

		Waste Management - 0.9%
20,000		Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	5,380,000

		Total Convertible Preferred Stocks - 68.1% (Cost $384,833,525)	420,959,759

Principal Amount
		Convertible Bonds - 36.1%
		Airlines - 1.3%
$8,412,000		Continental Airlines, Inc., CCC+
		4.50%, 2/01/07, Convertible Notes (b)	8,170,155

		Automotive - 0.3%
78,800		General Motors Corp., Ser. A, B
		4.50%, 3/06/32, Senior Convertible Notes	1,824,220

		Commercial Services - 1.1%
5,000,000		Quanta Services, Inc., B
		4.50%, 10/01/23, Subordinated Convertible Debentures	6,862,500

		Communications, Media and Entertainment - 8.1%
7,624,000		Citadel Broadcasting Co., NR
		1.875%, 2/15/11, Subordinated Convertible Notes	5,880,010
12,636,000		EchoStar Communications Corp., B
		5.75%, 5/15/08, Subordinated Convertible Notes	12,446,460
		Liberty Media Corp., BB+
10,000,000		3.50%, 1/15/31, Convertible Notes	10,400,000
22,000,000		3.25%, 3/15/31, Senior Convertible Notes (b)	17,105,000
5,000,000		XM Satellite Radio Holdings, Inc., CCC-
		1.75%, 12/01/09, Senior Convertible Notes	4,325,000

			50,156,470

		Computer Services - 0.6%
4,000,000		CIBER, Inc., NR
		2.875%, 12/15/23, Senior Subordinated Convertible Notes	3,415,000

		Computers - Software and Peripherals - 2.6%
6,600,000		Quantum Corp., B
		4.375%, 8/01/10, Subordinated Convertible Notes	6,666,000
7,500,000		Red Hat, Inc., B
		0.50%, 1/15/24, Senior Subordinated Convertible Notes	9,225,000

			15,891,000

		E-Commerce - 5.7%
27,233,000		Amazon.com, Inc., B
		4.75%, 2/01/09, Senior Subordinated Convertible Debentures	26,450,051
10,000,000		WebMd Corp., NR
		1.75%, 6/15/23, Subordinated Convertible Notes	8,525,000

			34,975,051

		Electronic Equipment and Components - 6.9%
8,589,000		Agere Systems, Inc., B
		6.50%, 12/15/09, Subordinated Convertible Notes	8,524,582
8,000,000		Fairchild Semiconductor International, Inc., B
		5.00%, 11/01/08, Company Guarantee Notes	7,960,000
9,000,000		International Rectifier Corp., B+
		4.25%, 7/15/07, Subordinated Convertible Notes	8,865,000
6,000,000		LSI Logic Corp., B
		4.00%, 5/15/10, Convertible Notes	6,097,500
7,352,000		Skyworks Solutions, Inc., NR
		4.75%, 11/15/07, Subordinated Convertible Notes	7,250,910
4,000,000		Vishay Intertechnology, Inc., B+
		3.625%, 8/01/23, Subordinated Convertible Notes	4,135,000

			42,832,992

		Financial Services - 3.6%
4,847,000		E*TRADE Group, B-
		6.00%, 2/01/07, Subordinated Convertible Notes	5,071,174
10,000,000		Merrill Lynch & Co., Inc., Ser. BIIB, A+
		8.00%, 3/09/06, Notes (Acquired 03/03/05, Cost $10,000,000) (d)	10,150,000
144,988		Merrill Lynch & Co., Inc., Ser. ECA, A+
		8.00%, 10/26/06, Notes (e)	7,007,270

			22,228,444

		Pharmaceuticals - 2.5%
7,000,000		Invitrogen Corp., NR
		3.25%, 6/15/25, Senior Convertible Notes	6,886,250
9,000,000		Medicis Pharmaceutical Corp., NR
		1.50%, 6/04/33, Senior Subordinated Convertible Notes	8,707,500

			15,593,750

		Telecommunications - 2.2%
5,500,000		Finisar Corp., NR
		5.25%, 10/15/08, Subordinated Convertible Notes	4,984,375
8,700,000		Nextel Communications, Inc., A-
		5.25%, 1/15/10, Senior Convertible Notes	8,743,500

			13,727,875

		Waste Management - 1.2%
8,400,000		Allied Waste Industries, Inc., B+
		4.25%, 4/15/34, Convertible Notes (b)	7,318,500

		Total Convertible Bonds - 36.1% (Cost $211,730,204)	222,995,957

		Corporate Bonds - 33.8%
		Aluminum, Steel and Other Metals - 0.9%
2,540,000		Freeport-McMoRan Copper & Gold, Inc., B+
		10.125%, 2/01/10, Senior Notes	2,794,000
2,615,000		United States Steel LLC, BB
		10.75%, 8/01/08, Senior Notes	2,915,725

			5,709,725

		Building Products - 0.4%
2,175,000		U.S. Concrete, Inc., B-
		8.375%, 4/01/14, Senior Subordinated Notes	2,229,375

		Chemicals - 3.6%
2,000,000		BCP Crystal Holdings Corp., B
		9.625%, 6/15/14, Senior Subordinated Notes	2,230,000
10,000,000		Equistar Chemical/Funding, BB-
		10.125%, 9/01/08, Senior Notes	10,950,000
2,763,000		Huntsman LLC, NR
		11.85%, 7/15/11, Company Guarantee Notes (a)	2,939,141
5,600,000		Lyondell Chemical Co., B
		10.875%, 5/01/09, Senior Subordinated Notes (b)	5,824,000

			21,943,141

		Commercial Services - 1.0%
6,809,000		Language Line, Inc., CCC+
		11.125%, 6/15/12, Senior Subordinated Notes	6,162,145

		Communications Equipment - 0.8%
5,166,000		Superior Essex Communications LLC/Essex Group, Inc., B
		9.00%, 4/15/12, Senior Notes	5,191,830

		Communications, Media and Entertainment - 4.9%
7,000,000		Cablevision Systems Corp., B+
		8.00%, 4/15/12, Senior Notes (b)	6,702,500
10,675,000		Mediacom LLC, B
		9.50%, 1/15/13, Senior Notes (b)	10,648,313
3,000,000		Rainbow National Services LLC, B+
		8.75%, 9/01/12, Senior Notes (c)	3,228,750
98,000		Regal Cinemas, Inc., Ser. B, B
		9.375%, 2/01/12, Senior Subordinated Notes	104,625
4,250,000	Euros	Telenet Communications NV, B-
		9.00%, 12/15/13, Senior Notes (Belgium) (c)	5,767,164
3,067,000		XM Satellite Radio, Inc., CCC+
		12.00%, 6/15/10, Senior Secured Notes	3,450,375

			29,901,727

		Computers - Software and Peripherals - 0.5%
3,000,000		SunGard Data Systems, Inc., B-
		10.25%, 8/15/15, Senior Subordinated Notes (b)(c)	3,030,000

		Electronic Equipment and Components - 2.8%
10,000,000		Advanced Micro Devices, Inc., B
		7.75%, 11/01/12, Senior Notes (b)	10,575,000
3,793,000		Avago Technologies Finance Ltd., B
		10.125%, 12/01/13, Senior Notes (Singapore) (c)	3,887,825
3,000,000		Clarke American Corp., B-
		11.75%, 12/15/13, Senior Notes (c)	3,030,000

			17,492,825

		Financial Services - 2.5%
7,727,000		E*Trade Financial Corp., B+
		8.00%, 6/15/11, Senior Notes	8,074,715
7,200,000		Leucadia National Corp., BB
		7.00%, 8/15/13, Senior Notes	7,200,000

			15,274,715

		Health Care Products and Services - 2.3%
4,500,000		DaVita, Inc., B
		7.25%, 3/15/15, Senior Subordinated Notes (b)	4,550,625
10,000,000		Encore Medical IHC, Inc., CCC+
		9.75%, 10/01/12, Senior Subordinated Notes	9,875,000

			14,425,625

		Office Equipment - 0.6%
3,500,000		Xerox Capital Trust I, B+
		8.00%, 2/01/27, Company Guarantee Notes (b)	3,626,875

		Oil and Gas - 3.5%
9,000,000		Petrobras International Finance Co., NR
		9.125%, 7/02/13, Senior Notes (Cayman Islands)	10,606,500
7,000,000		Seitel, Inc., NR
		11.75%, 7/15/11, Senior Notes	7,962,500
3,000,000		Williams Cos., Inc., B+
		8.125%, 3/15/12, Senior Notes (b)	3,296,250

			21,865,250

		Pharmaceuticals - 1.6%
10,000,000		Athena Neurosciences Finance LLC, B
		7.25%, 2/21/08, Senior Notes	9,900,000

		Publishing - 1.0%
2,940,000		Dex Media West, B
		9.875%, 8/15/13, Senior Subordinated Notes	3,259,725
3,500,000		PRIMEDIA, Inc., B
		8.00%, 5/15/13, Senior Notes	3,062,500

			6,322,225

		Real Estate Investment Trusts - 0.9%
		American Real Estate Partners LP/American Real Estate Finance Corp., BB
2,566,000		8.125%, 6/01/12, Senior Notes	2,694,300
3,000,000		7.125%, 2/15/13, Senior Notes	3,052,500

			5,746,800

		Retail - Apparel and Shoes - 0.9%
5,000,000		Levi Strauss & Co., B-
		12.25%, 12/15/12, Senior Notes	5,700,000

		Retail - Specialty Stores - 2.2%
		Rite Aid Corp.
3,500,000		9.50%, 2/15/11, Senior Secured Notes, B+	3,692,500
4,000,000		9.25%, 6/01/13, Senior Notes, B- (b)	3,760,000
1,200,000		7.50%, 1/15/15, Company Guarantee Notes, B+	1,155,000
5,000,000		Simmons Bedding Co., B-
		7.875%, 1/15/14, Senior Subordinated Notes (b)	4,725,000

			13,332,500

		Telecommunications - 3.4%
		Alamosa Delaware, Inc., A-
3,298,000		11.00%, 7/31/10, Senior Notes	3,710,250
3,000,000		8.50%, 1/31/12, Senior Notes	3,266,250
7,673,000		Centennial Cellular Co., CCC
		10.125%, 6/15/13, Company Guarantee Notes	8,440,300
2,846,000		Madison River Capital, B-
		13.25%, 3/01/10, Senior Notes	3,009,645
2,240,000		PanAmSat Corp., B+
		9.00%, 8/15/14, Company Guarantee Notes	2,366,000

			20,792,445

		Total Corporate Bonds - 33.8% (Cost $199,773,382)	208,647,203

		Total Long-Term Investments - 138.0% (Cost $796,337,111)	852,602,919

Principal Amount
		Short-Term Investments - 4.8%
		Money Market Fund - 4.8%
29,406,394		Goldman Sachs Financial Prime Obligations
		(Cost $29,406,394)	29,406,394

		Total Investments - 142.8% (Cost $825,743,505)	882,009,313
		Other assets in excess of liabilities - 1.7%	10,653,562
		Preferred Stock, at redemption value - (-44.5% of Net Assets Applicable to Common Shareholders or -31.2% of Total Investments)	(275,000,000)

		Net Assets Applicable to Common Shareholders - 100.0%	$617,662,875

LLC - Limited Liability Corp.

LP - Limited Partnership

(a)	Floating rate security. The rate shown is as of January 31, 2006.

(b)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $78.6 million and received as collateral readily marketable securities with an aggregate fair value of approximately $81.1 million.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to 6.7% of net assets.

(d)	Private placement security. Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. The restricted security comprises 1.6% of net assets applicable to common shares.

(e)	Variable principal amount dependent upon the value of Encana stock.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan Chase & Co.	4/19/2006	$30,000	2.42%	3 Month LIBOR	$(17,356)
JP Morgan Chase & Co.	5/3/2006	30,000	3.72%	3 Month LIBOR	119,774
JP Morgan Chase & Co.	7/10/2006	30,000	2.96%	3 Month LIBOR	264,356
JP Morgan Chase & Co.	1/25/2007	50,000	3.54%	3 Month LIBOR	669,715

					$1,036,489

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Country Allocation*
United States	91.2%
Cayman Islands	2.7%
Netherlands	2.6%
Australia	1.5%
Bermuda	0.8%
Belgium	0.7%
Singapore	0.5%

*	Subject to change daily.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date: March 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date: March 28, 2006

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer
Date: March 28, 2006